Concentration Risk	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

15. CONCENTRATION RISK

The Company has a concentration of its account receivables with specific customers. As of December 31, 2019, three customers accounted for 31.4%, 15.9% and 11.7% of net accounts receivable, respectively. As of December 31, 2018, two customers accounted for 25.1% and 21.9% of net accounts receivable, respectively.

For the year ended December 31, 2019, three customers accounted for approximately 25.5%, 15.1% and 14.1% of the total revenue, respectively. For the year ended December 31, 2018, two customers accounted for approximately 37.7% and 10.9% of the total revenue, respectively. For the year ended December 31, 2017, one customer accounted for approximately 55.1% the total revenue.

As of December 31, 2019 and 2018, the Company had insignificant balance of accounts payable and did not further assess the concentration risk of accounts payable.

For the year ended December 31, 2019, one supplier accounted for approximately 18.7% of the total cost of revenue. For the year ended December 31, 2018, two suppliers accounted for approximately 44.7% and 14.7% of the total cost of revenue, respectively. For the year ended December 31, 2017, one supplier accounted for approximately 45.6% of the total cost of revenue.